24. Shareholders' equity	12 Months Ended
Dec. 31, 2018
Shareholders Equity
Shareholders' equity

24.1.Capital stock

The subscribed and paid-up capital as of December 31, 2018 is represented by 266,845 (266,579 as of December 31, 2017) in thousands of registered shares with no par value, of which 99,680 in thousands of common shares (99,680 as of December 31, 2017) and 167,165 in thousands of preferred shares (166,899 as of December 31, 2017).

The Company is authorized to increase its capital stock up to the limit of 400,000 (in thousands of shares), regardless of any amendment to the Company’s Bylaws, upon resolution of the Board of Directors, which will establish the terms and conditions.

At the Board of Directors’ Meetings held on February 19, 2018, April 26, 2018, July 24, 2018, November 29, 2018 and December 10, 2018, it was approved a capital increase of R$3 (R$11 on December 31, 2017) through  the issuance of 265 thousands preferred shares (487 thousands of preferred shares on December 31,2017). On December 31, 2018, the capital stock is R$ 6,825 (R$ 6,822 on December 31, 2017).

24.2.Share rights

Preferred shares do not have voting rights, assuring to its owners the following rights and advantages: (i) preference in the redemption of capital in the case of liquidation, (ii) preference in the annual minimum dividend payment in the amount of R$0.08 per share, non-cumulative; (iii) entitled to an additional 10% dividend payment over dividends on common shares, including for the purposes of the calculation the amount paid in (ii) above.

When any related party purchases shares of the Company’s equity share capital (treasury shares), the remuneration paid, including any directly attributable incremental costs, is deducted from equity, and are recorded as treasury shares until the shares are cancelled or reissued. When these shares are subsequently reissued, any remuneration received, net of any directly attributable incremental transaction costs, is included in equity. No gain or loss is recognized on the purchase, sale, issue or cancellation of the Company’s own equity instruments.

24.3.Stock options

It recognizes the expenses associated to the Group’s executives’ share-based payments in accordance with IFRS 2 – Share-based payment. See note 24.5

24.4.Earnings reserve

(i)   Legal reserve: corresponds to appropriations of 5% of net income of each year, limited to 20% of the capital.

(ii)  Expansion reserve: corresponds to appropriations of the amount determined by shareholders to reserve funds to finance additional fixed and working capital investment through the allocation of up to 100% of the net income remaining after the appropriations determined by law and supported by capital budget, approved at shareholders’ meeting.

24.5.Stock option plans for preferred shares

On May 9, 2014, our shareholders approved at the Extraordinary General Meeting (i) the discontinuation of the Stock Option Plan "Ações com Açúcar” (Actions with Sugar or "Former Stock Option Plan"), approved in the Extraordinary General Meeting held on December 20, 2006, for new grants of options, subject to the options already granted to remain in force under the same terms and conditions; (ii) the creation of the Stock Option Plan and its respective standard grant agreement ("Option Plan"); and (iii) the creation of the Share Based Payment Plan and its standard grant agreement ("Compensation Plan" and, together with the Former Option Plan and the Stock Option Plan, the "Plans")

The following describes the ongoing Stock Option Plans on December 31, 2018.

 Compensation Plan

The Compensation Plan is managed by the Board of Directors, who has assigned to the Human Resources and the Compensation Committee the responsibility to grant the options and act as an advisory in managing the Compensation Plan (the "Committee").

Committee members meet to decide on the grant of options and Compensation Plan series or whenever necessary. Each series of options granted are assigned the letter "B" followed by  number. For the year ended December 31, 2018, the B3, B4 and B5 Series of the Compensation Plan were granted.

Options granted to a participant vest on a period of 36 (thirty six) months from the date of grant ("Grace Period"), except with formal authorization by the Company, and may only be exercised in the period beginning on the first day of the 37 (thirty-seventh) month from the date of grant, through the 42 (forty-second) month from the date of grant ("Exercise Period").

The participants may exercise their total purchase options or in part, in one or more times, if for each year, the option exercise term is submitted during the Exercise Period.

The exercise price of each stock option granted under the Compensation Plan should correspond to R$0.01 (one cent) ("Exercise Price").

The exercise price of the options shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, in the tenth (10th) day preceding the date of acquisition of the shares.

The participants are precluded for a period of 180 days from the date of acquisition of the shares, directly or indirectly, sell, assign, exchange, dispose of, transfer, grant to the capital of another company, grant option, or even celebrate any act or agreement which results or may result in the sale, directly or indirectly, costly or free, all or any of the shares acquired by the exercise of the purchase option under the option Plan.

The Group withholds any applicable tax under Brazilian tax law, less the number of shares delivered to the participant amount equivalent to taxes withheld.

Option Plan

The Stock Option Plan is managed by the Board of Directors, who assigns to Human Resources and the Compensation Committee the responsibility to grant options and to provide advise in managing the Stock Option Plan (the "Committee").

Committee members meet when options under the Option Plan are granted, and when necessary, to make decisions in relation to the Stock Option Plan. Each series of options granted receive the letter "C" followed by a number. For the year ended December 31, 2018, the series C3, C4 and C5 of the Option Plan were granted.

For each series of stock options granted under the Option Plan, the exercise price of the option is equivalent to 80% of the closing average price of the Company's preferred shares traded during twenty (20) days in B3 - Securities, Commodities and Futures prior to the date of the Committee meeting that decides upon the granting of the options ("Exercise Price").

Options granted to a Participant vest in a period of 36 (thirty six) months from the Grant Date ("Grace Period"), and may only be exercised in the period beginning on the first day of the 37 (thirty-seventh) months as from the Grant Date, and ends on the last day of the 42 (forty-second) month as of the Grant Date ("Exercise Period"), provided the exceptions included in the Compensation Plan.

Participants may exercise the options in full or in part, in one or more times, by the formalization of the exercise.

The options exercise price shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, provided that the payment deadline will always be the tenth (10th) day preceding the date to acquire the shares.

Information on the plans are summarized below:

				Exercise price		Number of shares
Series granted	Grant date	1st date of exercise	Expiration date	At the grant date	End of the year	Granted (in thousands)	Exercised	Not exercised by dismissal	Expired	Outstanding
Balance at December 31, 2018
B2	05/29/2015	06/01/2018	11/30/2018	0.01	0.01	337	(272)	(38)	(27)	-
C2	05/29/2015	06/01/2018	11/30/2018	77.27	77.27	337	(3)	(125)	(209)	-
B3	05/30/2016	05/30/2019	11/30/2019	0.01	0.01	823	(281)	(75)	-	467
C3	05/30/2016	05/30/2019	11/30/2019	37.21	37.21	823	(274)	(108)	-	441
B4	05/31/2017	05/31/2020	11/30/2020	0.01	0.01	537	(159)	(43)	-	335
C4	05/31/2017	05/31/2020	11/30/2020	56.78	56.78	537	(157)	(44)	-	336
B3 –Tranche 2	04/27/2018	05/30/2019	11/30/2019	0.01	0.01	95	-	-	-	95
C3 - Tranche 2	04/27/2018	05/30/2019	11/30/2019	56.83	56.83	95	-	-	-	95
B5	05/31/2018	05/31/2021	11/30/2021	0.01	0.01	499	(1)	(5)	-	493
B5	05/31/2018	06/30/2018	06/30/2018	0.01	0.01	95	(95)	-	-	-
C5	05/31/2018	05/31/2021	11/30/2021	62.61	62.61	499	(1)	(5)	-	493
C5	05/31/2018	06/30/2018	06/30/2018	62.61	62.61	95	(95)	-	-	-
						4,772	(1,338)	(443)	(236)	2,755

				Exercise price		Number of shares
Series granted	Grant date	1st date of exercise	Expiration date	At the grant date	End of the year	Granted (in thousands)	Exercised	Not exercised by dismissal	Expired	Outstanding
Balance at December 31, 2017
B1	05/30/2014	06/01/2017	11/30/2017	0.01	0.01	239	(166)	(73)	-	-
C1	05/30/2014	06/01/2017	11/30/2017	83.22	83.22	239	(12)	(108)	(119)	-
B2	05/29/2015	06/01/2018	11/30/2018	0.01	0.01	337	(119)	(37)	-	181
C2	05/29/2015	06/01/2018	11/30/2018	77.27	77.27	337	-	(71)	-	266
B3	05/30/2016	05/30/2019	11/30/2019	0.01	0.01	823	(246)	(41)	-	536
C3	05/30/2016	05/30/2019	11/30/2019	37.21	37.21	823	(130)	(42)	-	651
B4	05/31/2017	05/31/2020	11/30/2020	0.01	0.01	537	(146)	(11)	-	380
C4	05/31/2017	05/31/2020	11/30/2020	56.78	56.78	537	(1)	(11)	-	525
						3,872	(820)	(394)	119	2,539

The Company implemented two new share-based series in 2018, B5 and C5.

According to the terms of the plans, each option offers the participant the right to acquire a preferred share, with the same conditions of the preceding series.

According to the plans, the options granted in each of the series may represent maximum 0.7% of the total shares issued by the Company. For these new series 1,188 thousands options of shares were granted.

At December 31, 2018 there were 233 thousands treasury-preferred shares which may be used upon exercised of options granted in the plan. The preferred share market price was R$80.98 per share. The table below shows the dilutive effect if all options granted were exercised:

	2018	2017

Number of shares	266,845	266,579
Balance of effective stock options granted	2,755	2,539
Maximum percentage of dilution	1.03%	0.95%

The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black&Scholes” taking into account the following assumptions for the series B1 and C1: (a) expectation of dividends of 0.96%, (b) expectation of volatility of nearly 22.09% and (c) the weighted average interest rate of 11.70%.

The fair value of each option granted is estimated in the grant date using the Black & Scholes model, considering the following assumptions in series B2 and C2: (a) Dividends expectations of 1.37%; (b) volatility expectation of 24.34% and (c) the weighted average interest rate of 12.72%.

The fair value of each option granted is estimated in the grant date using the Black & Scholes model, considering the following assumptions in series B3 and C3: (a) Dividends expectations of 2.50%; (b) volatility expectation of 30.20% and (c) the weighted average interest rate of 13.25%.

The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black&Scholes” taking into account the following assumptions for the series B4 and C4: (a) expectation of dividends of 0.57%, (b) expectation of volatility nearly 35.19% and (c) the weighted average interest rate without risk of 9.28% and 10.07%; (d) vesting period of 18 to 36 months.

The fair value of each option granted is estimated at the grant date using the option pricing model Black & Scholes, taking into account the following assumptions for the B5 and C5 series: (a) dividend expectation of 0.41%, (b) volatility expectation of nearly 36.52% and (c) the weighted average interest rate of 9.29%.

The expectation of remaining average life of the series outstanding at December 31, 2018 is 1.25 year (1.53 year at December 31, 2017). The weighted average fair value of options granted at December 31, 2018 was R$45.24 (R$39.07 at December 31, 2017).

	Shares in thousands	Weighted average of exercise price	Weighted average of remaining contractual term

At December 31, 2017
Granted during the period	1,073	28,40
Cancelled during the period	(110)	40,56
Exercised during the period	(699)	22,14
Expired during the period	(119)	83,22
Outstanding at the end of the period	2,539	29,48	1.53
Total to be exercised at December 31, 2017	2,539	29,48	1.53

At December 31, 2018
Granted during the period	1,378	30,91
Cancelled during the period	(229)	38,64
Exercised during the period	(697)	31,96
Expired during the period	(236)	68,62
Outstanding at the end of the period	2,755	26,03	1.37
Total to be exercised at December 31, 2018	2,755	26,03	1.37

The amounts recorded in the statement of operations, for the year ended December 31, 2018 were R$20 (R$16 as of December 31, 2017).

24.6.Foreign exchange variation of investment abroad

Cumulative effect of exchange gains and losses on the translation of assets, liabilities and profit (loss) denominated in Euros to Brazilian reais, corresponding to the investment in subsidiary Cnova N.V. The effect was R$24 (R$20 on December 31, 2017).

24.7.Transactions with non-controlling shareholders

The amounts recorded in the consolidated statement of changes in shareholders’ equity, as transactions with non-controlling interest referred to:

	Controlling shareholders’	Non-controlling interest	Consolidated
2018
Other transactions with non-controlling interest	(8)	3	(5)

2017
Other transactions with non-controlling interest	(2)	-	(2)

2016 (*)
Change in Cnova’s Brasil interest	(127)	127	-
Change in Cdiscount’s interest	1	7	8
Payment in shares exchange between Cnova N.V. by Cnova Brasil	(20)	(27)	(47)
Share of profit of associates on shares change effect at Cdiscount	14	-	14
Sale of subsidiary Cdiscount	(11)	45	34
Other transactions with non-controlling interest	5	13	18
	(138)	165	27

24.8.Tax incentive reserve

On June 29, 2018, the extraordinary shareholders’ meeting approved Management’s proposal to transfer R$48 arising from tax incentives to the expansion reserve. In December 2018, the Company transferred an additional R$10 to this reserve tax incentives to be approved at the Shareholders´ Meeting.

24.9.Dividends

In 2018 the Board of Directors approved the payment of interest on own capital of R$261, as detailed below:

On April 26, 2018 approved the value of R$75 being R$0.2910893309 per preferred share and R$0.2646266644 per common share, paid on June 12, 2018.

On September 27, 2018 approved the value of R$115 being R$0.446593630 per preferred share and R$0.405994209 per common share, paid on November 29, 2018.

On November 29, 2018 approved the value of R$71 being R$0.277404648 per preferred share and R$0. 252186044 per common share, paid on December 14, 2018.

Company’s management has proposed dividends, considering the interest on own capital paid in a net amount of R$ 225 to its shareholders as attributable to minimum dividend, calculated as follows:

	Proposed dividends
	2018	2017
		Restated

Net income for the year	1,193	580
Legal reserve	(60)	(31)
Tax incentives reserve	(10)	-
Calculation basis of dividends	1,123	549
Mandatory minimum dividends – 25%	281	137
Additional Dividends	-	10

Payment of interim dividends as interest on own capital, net of withholding taxes	(225)	(69)
Dividend payable	56	78

Company’s bylaw establishes a minimum dividend of 25% of profit for the year. This may be higher upon decision by the Board of Directors.